Earnings Per Share - Summary of Amounts Used to Calculate Basic and Diluted Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Profit/(Loss) attributable to shareholders of the Parent Company	€ 51,482	€ (136,001)	€ (50,577)
Weighted average number of shares for basic earnings per share (in shares)	237,545,736	203,499,933	201,489,100
Weighted average number of shares for diluted earnings per share (in shares)	240,647,513	203,499,933	201,489,100
Basic earnings per share in Euro (in EUR per share)	€ 0.22	€ (0.67)	€ (0.25)
Diluted earnings per share in Euro (in EUR per share)	€ 0.21	€ (0.67)	€ (0.25)
CEO Remuneration
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	1,081,513	0	0
Performance share units
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	1,031,673	0	0
Long Term Incentive Awards
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	946,990	0	0
Non-Executive Directors Remuneration
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	41,601	0	0